INCOME TAXES (Schedule of Income Tax Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Current income tax expense	$ 4,108,376	$ 3,087,902	$ 3,323,591
Deferred income tax benefit	(3,471,315)	(683,078)	(1,052,265)
Total	$ 637,061	$ 2,404,824	$ 2,271,326